Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019
Disclosure Of Changes In Provisions [Abstract]
Balance at beginning of year		$ 680	[1]	$ 284
Additional provisions/increase in provisions		141		666
Provisions utilized		(334)		(251)
Amounts reversed		(16)		(32)
Foreign exchange and other		1		13
Balance at end of year	[1]	$ 472		$ 680

[1]	Balance includes severance obligations, restructuring charges and legal provisions.